Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Palm Valley Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PVCMX
Risk/Return [Heading]	rr_RiskReturnHeading	Palm Valley Capital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Palm Valley Capital Fund (the “Fund”) seeks to achieve long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 0
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap through April 30, 2021).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve its investment objective the Fund invests primarily in a portfolio of small capitalization (“small‑cap”) common stocks. The Fund considers small-cap companies to be those that, at the time of investment, have a market capitalization of less than $10 billion. Under normal circumstances, the Fund will hold common stocks of fewer than 40 different companies.

The Fund will invest primarily in U.S. common stocks of small-cap companies. Palm Valley Capital Management LLC (the “Adviser”) seeks to identify securities that offer attractive risk-adjusted returns as determined by the Adviser, using bottom-up quantitative and qualitative investment research that considers all small-cap companies. The Adviser narrows down its investable universe by primarily focusing on those small-cap companies that it believes are more likely to grow consistently, have long operating histories, are profitable and have generated positive free cash flow, and possess strong balance sheets. Once the Adviser has identified companies meeting its quantitative and qualitative criteria, it seeks to purchase securities of high‑quality companies that it believes to be trading below fair value and are less likely to experience a permanent loss in value. The Adviser uses the discounted cash flow (“DCF”) valuation model as its primary valuation methodology. The Adviser may also consider the value of a company’s assets when attempting to value a security.

The Fund primarily owns common stocks, but may also invest in equity securities of real estate investment trusts (“REITs”), convertible securities, and U.S. Government obligations. The Fund may invest up to 30% of its assets in non-U.S. securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, foreign currency, and securities of companies incorporated outside the United States.

To manage risk, the Adviser uses a flexible and opportunistic approach to the Fund’s cash position. The Fund may hold a significant position in cash or cash equivalents for an extended period of time, based on the Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser will determine the Fund’s cash position using its bottom-up analysis and valuation discipline, without regard to the Adviser’s views on the overall market.

The Fund will typically sell an investment when the security exceeds the target value determined by the Adviser; when the Adviser’s target value is below the market price, either due to a change in the company’s financial or operating risk or a shift in the Adviser’s DCF valuation model; or when the Adviser can no longer value the security with a high degree of confidence.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign and developing countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.

Large Shareholder Risk. It is possible that a single shareholder may own or control a significant portion of the Fund’s assets. Redemption by a large shareholder of all or a portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to fulfill redemption requests when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its investment objectives. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money.

New Adviser Risk. The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk. As of the date of this Prospectus, the Fund has no operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks.

Small-Capitalization Companies Risk. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, smaller company stocks can, and at times will, perform differently than large company stocks.

U.S. Government Obligations Risk. U.S. Government obligations are debt securities of, or guaranteed by, the U.S. Government. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.palmvalleyfunds.com or by calling the Fund toll-free at 1-888-224-7256 (PALM).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-224-7256
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.palmvalleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Palm Valley Capital Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 480

[1]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[2]	Palm Valley Capital Management LLC (the “Adviser”) has contractually agreed to waive its management fees, and/or reimburse Fund operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect for an initial two-year term ending April 30, 2021 and may be terminated at any time thereafter upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.